Material Information on Accounting Policies - Schedule of Useful Lives Are Used to Calculate Amortization (Details)	12 Months Ended
Dec. 31, 2024
Trademarks [Member] | Bottom of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	10 years
Trademarks [Member] | Top of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	20 years
Sanitary records [Member] | Bottom of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	2 years
Sanitary records [Member] | Top of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	5 years
Licenses, customers and agreements [Member] | Bottom of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	3 years
Licenses, customers and agreements [Member] | Top of range [member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	10 years
Product development [Member]
Schedule of Useful Lives Are Used to Calculate Amortization [Line Items]
Useful lives	3 years